LEASES - Summary of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Interest on lease liabilities	$ 1,770	$ 1,394	$ 527
Depreciation charge of right-of-use assets	10,728	7,823
Expense relating to short-term leases	3,502	2,338
Total amount recognized in profit or loss	$ 16,000	$ 11,555